GuideMark® World ex-US Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	COMMON STOCKS - 95.22%
	Australia - 5.41%
1,541	Ampol, Ltd.	$30,784
456	Aristocrat Leisure, Ltd.	11,798
8,393	Australia & New Zealand Banking Group, Ltd.	132,860
27,156	BHP Billiton, Ltd.	816,364
30,278	BlueScope Steel, Ltd.	416,712
9,254	Brambles, Ltd.	88,983
1,623	Cochlear, Ltd.	248,657
26,268	Coles Group, Ltd.	322,543
4,886	Commonwealth Bank of Australia	327,103
902	CSL, Ltd.	167,032
7,418	Endeavour Group, Ltd.	31,220
9,558	Fortescue Metals Group, Ltd.	141,829
8,917	IDP Education Ltd.	132,051
4,287	IGO Ltd.	43,757
1,054	Macquarie Group, Ltd.	125,413
35,223	Medibank Private, Ltd.	82,738
1,609	Mineral Resources Ltd.	77,060
12,127	National Australia Bank, Ltd.	213,288
16,215	Northern Star Resources, Ltd.	132,102
68,891	Pilbara Minerals Ltd.	226,422
15,039	Qantas Airways, Ltd. (a)	62,323
1,187	REA Group, Ltd.	114,027
904	Rio Tinto, Ltd.	69,228
15,953	Santos, Ltd.	79,821
1,563	Sonic Healthcare, Ltd.	37,171
65,553	South32, Ltd.	165,036
1,723	Suncorp Group, Ltd.	15,482
32,663	Telstra Corp., Ltd.	93,701
102,440	The Lottery Corp., Ltd.	351,192
6,295	Transurban Group - Stapled Security	59,937
12,435	Treasury Wine Estates, Ltd.	93,252
1,632	Washington H Soul Pattinson & Co., Ltd.	34,646
6,713	Wesfarmers, Ltd.	221,323
11,645	Westpac Banking Corp.	165,809
1,672	WiseTech Global, Ltd.	89,683
9,210	Woodside Energy Group, Ltd.	213,042
13,689	Woolworths, Ltd.	362,708
		5,997,097
	Austria - 0.31%
2,917	Erste Group Bank AG	102,323
5,668	OMV AG	240,676
		342,999
	Belgium - 0.49%
3,726	Ageas SA	151,049
3,233	Anheuser-Busch InBev SA	183,239
801	Solvay SA - ADR	89,568
1,401	UCB SA	124,211
		548,067
	Canada - 9.99%
323	Agnico Eagle Mines, Ltd.	16,129
5,917	Alimentation Couche-Tard, Inc.	303,410
25,402	ARC Resources, Ltd.	338,821
3,293	Bank of Montreal	297,395
1,961	Brookfield Asset Management Ltd.	64,007
1,596	BRP, Inc.	134,921
1,250	Canadian Imperial Bank of Commerce	53,369
1,477	Canadian National Railway Co.	178,857
7,088	Canadian Natural Resources, Ltd.	398,501
2,680	Canadian Pacific Kansas City Ltd.	216,464
28,169	Cenovus Energy, Inc.	478,432
1,931	CGI, Inc. (a)	203,631
282	Constellation Software, Inc.	584,278
5,138	Dollarama, Inc.	347,976
5,893	Element Fleet Management Corp.	89,768
15,431	Empire Co., Ltd. - Series A	438,323
2,452	Enbridge, Inc.	91,139
311	Fairfax Financial Holdings, Ltd.	232,951
1,918	First Quantum Minerals, Ltd.	45,375
513	FirstService Corp.	79,005
258	Franco-Nevada Corp.	36,771
2,699	George Weston, Ltd.	319,092
1,248	GFL Environmental, Inc.	48,460
3,568	Great-West Lifeco, Inc.	103,613
3,779	Hydro One, Ltd.	107,971
2,575	iA Financial Corp., Inc.	175,425
6,408	Imperial Oil, Ltd.	327,861
964	Intact Financial Corp.	148,841
5,094	Loblaw Cos., Ltd.	466,352
220	Magna International, Inc.	12,420
18,940	Manulife Financial Corp.	357,998
1,993	Metro, Inc.	112,562
517	National Bank of Canada	38,519
3,503	Nutrien, Ltd.	206,809
5,002	Parkland Corp.	124,602
1,887	Pembina Pipeline Corp.	59,327
4,813	Power Corp. of Canada	129,558
1,749	Quebecor, Inc. - Class B	43,106
421	RB Global, Inc.	25,265
2,233	Restaurant Brands International, Inc.	173,128
7,250	Royal Bank of Canada	692,410
5,107	Saputo, Inc.	114,418
1,222	Shopify, Inc. - Class A (a)	78,979
13,180	Suncor Energy, Inc.	386,620
3,164	Teck Resources, Ltd. - Class B (a)	133,128
866	TFI International, Inc.	98,664
3,384	The Bank of Nova Scotia	169,309
837	The Descartes Systems Group, Inc. (a)	67,048
7,554	The Toronto-Dominion Bank	468,208
1,188	Thomson Reuters Corp.	160,342
3,304	Tourmaline Oil Corp.	155,679
6,358	West Fraser Timber Co., Ltd.	546,219
3,022	WSP GLOBAL, Inc.	399,253
		11,080,709
	Cayman Islands - 0.03%
7,515	Wharf Real Estate Investment Co., Ltd.	37,705
	Denmark - 2.97%
166	A.P. Moeller - Maersk AS - Class A	289,454
168	A.P. Moeller - Maersk AS - Class B	295,386
498	Carlsberg AS - Series B	79,745
503	Coloplast AS - Series B	62,944
2,153	Danske Bank AS (a)	52,439
154	DSV AS	32,346
322	Genmab AS (a)	122,024
11,303	Novo Nordisk AS - Series B	1,825,885
3,300	Pandora AS	294,960
591	Rockwool International AS - B Shares	152,837
1,927	William Demant Holdings AS (a)	81,564
		3,289,584
	Finland - 0.60%
7,849	Nokia OYJ	32,886
17,312	Nordea Bank Abp	188,574
8,479	Orion OYJ - Class B	351,888
614	Sampo OYJ - Series A	27,576
5,679	Stora Enso OYJ - R Shares	65,888
		666,812
	France - 10.57%
1,255	Air Liquide SA	225,066
1,168	Alstom SA	34,866
1,231	Arkema SA	116,079
12,537	AXA SA	370,486
1,596	BioMerieux	167,576
6,047	BNP Paribas SA	381,603
28,778	Bollore SA	179,468
826	Bureau Veritas SA	22,662
718	Capgemini SE	135,948
18,033	Carrefour SA	341,739
6,816	Cie de Saint-Gobain	415,003
22,232	Credit Agricole SA	263,980
562	Danone SA	34,441
1,041	Dassault Aviation SA	208,566
1,454	Dassault Systemes SE	64,428
2,264	Edenred	151,653
3,602	Eiffage SA	376,081
12,722	Engie SA	211,859
620	EssilorLuxottica SA	116,914
2,437	Eurazeo SE	171,579
291	Hermes International	632,554
4,309	Ipsen SA	518,703
296	Kering SA	163,451
11,463	La Francaise des Jeux SAEM	451,170
1,643	L'Oreal SA	766,422
1,503	LVMH Moet Hennessy Louis Vuitton SE	1,417,201
1,090	Orange SA	12,738
382	Pernod Ricard SA	84,413
1,978	Publicis Groupe SA	158,747
128	Remy Cointreau SA	20,547
2,475	Renault SA	104,429
1,214	Safran SA	190,246
5,846	Sanofi-Aventis SA	629,357
130	Sartorius Stedim Biotech	32,468
878	Schneider Electric SE	159,513
367	SEB SA - Class A	37,953
6,662	Societe Generale SA	173,254
1,215	Sodexo SA	133,793
1,200	Thales SA	179,795
15,281	Total SA	877,203
7,425	Valeo SA	159,558
2,687	Vinci SA	312,218
4,997	Wendel SA	513,223
		11,718,953
	Germany - 7.74%
1,947	adidas AG	377,968
953	Allianz SE	221,977
4,590	Bayer AG	254,080
3,239	Bayerische Motoren Werke AG	398,421
780	Beiersdorf AG	103,291
682	Carl Zeiss Meditec AG	73,755
21,293	Commerzbank AG	236,052
5,547	Daimler AG	446,486
31,754	Deutsche Bank AG	333,823
782	Deutsche Boerse AG	144,369
38,688	Deutsche Lufthansa AG (a)	396,690
11,721	Deutsche Post AG	572,716
20,409	Deutsche Telekom AG	445,295
10,046	E.ON SE	128,332
7,795	Fresenius Medical Care AG & Co. KGaA	372,533
10,793	Fresenius SE & Co. KGaA	299,364
773	Hannover Rueck SE	164,107
2,673	HeidelbergCement AG	219,824
11,068	HelloFresh SE (a)	273,742
1,642	Infineon Technologies AG	67,621
1,861	Knorr-Bremse AG	142,262
985	Merck KGaA	163,047
559	MTU Aero Engines AG	144,988
508	Muenchener Rueckversicherungs-Gesellschaft AG	190,710
4,753	Nemetschek SE	354,845
3,492	Puma SE	210,429
466	Rational AG	337,432
986	Rheinmetall AG	270,118
2,635	SAP SE	359,961
1,988	Siemens AG	331,402
8,108	Siemens Energy AG (a)	143,364
40,454	Telefonica Deutschland Holding AG	113,859
187	Volkswagen AG	31,257
8,891	Zalando SE (a)	256,410
		8,580,530
	Hong Kong - 2.03%
19,351	AIA Group, Ltd.	196,538
26,522	BOC Hong Kong Holdings, Ltd.	81,246
12,847	Budweiser Brewing Co., APAC Ltd.	33,244
44,574	CK Hutchison Holdings, Ltd.	272,051
4,485	Galaxy Entertainment Group, Ltd. (a)	28,573
4,480	Hong Kong Exchange & Clearing, Ltd.	169,743
6,532	Jardine Matheson Holdings, Ltd.	331,239
101,315	New World Development Co., Ltd.	250,405
15,765	Sino Land Co., Ltd.	19,408
129,012	SITC International Holdings Co., Ltd.	236,243
5,235	Sun Hung Kai Properties, Ltd.	66,142
19,476	Swire Pacific, Ltd. - Class A	149,628
10,078	Techtronic Industries Co., Ltd.	110,209
585,065	WH Group, Ltd.	311,590
		2,256,259
	Ireland - 0.69%
31,211	AIB Group PLC	131,355
15,858	Bank of Ireland Group PLC	151,404
1,483	CRH PLC	81,813
1,635	DCC PLC	91,465
744	Flutter Entertainment PLC (a)	149,738
4,966	James Hardie Industries PLC (a)	132,473
206	Kingspan Group PLC	13,225
213	Kingspan Group PLC	14,178
		765,651
	Isle Of Man - 0.04%
2,765	Entain PLC	44,710
	Israel - 0.46%
2,155	Bank Leumi Le-Israel BM	16,149
158	Check Point Software Technologies, Ltd. - ADR (a)	19,848
12,138	ICL Group, Ltd.	66,623
965	Mizrahi Tefahot Bank, Ltd.	32,269
198	Monday.com Ltd. - ADR (a)(b)	33,901
37,883	Teva Pharmaceutical Industries, Ltd. - ADR (a)	285,259
765	Wix.com, Ltd. - ADR (a)	59,854
		513,903
	Italy - 1.63%
10,170	Assicurazioni Generali SpA	206,817
24,355	Eni SpA	350,625
6,120	FinecoBank Banca Fineco SpA	82,379
897	Infrastrutture Wireless Italiane SpA	11,841
40,054	Intesa Sanpaolo SpA	105,012
5,801	Moncler SpA	401,359
19,325	Poste Italiane SpA	209,347
4,534	Prysmian SpA	189,629
362	Recordati SpA	17,294
9,915	UniCredit SpA	230,560
		1,804,863
	Japan - 20.38%
3,716	Advantest Corp.	500,486
2,376	Aeon Co., Ltd.	48,652
4,923	Ajinomoto Co., Inc.	196,117
3,487	ANA Holdings, Inc. (a)	83,061
4,238	Asahi Group Holdings, Ltd.	164,434
18,469	Astellas Pharma, Inc.	275,049
5,508	Bandai Namco Holdings, Inc.	127,551
4,728	BayCurrent Consulting, Inc.	177,782
2,016	Bridgestone Corp.	82,821
4,787	Brother Industries, Ltd.	70,065
3,405	Canon, Inc.	89,506
6,014	Capcom Co., Ltd.	238,398
21,048	Chiba Bank Ltd.	127,638
5,310	Chugai Pharmaceutical Co., Ltd.	151,224
8,680	Concordia Financial Group Ltd.	33,938
19,405	CyberAgent, Inc.	141,855
7,137	Dai-ichi Life Holdings, Inc.	135,745
8,060	Daiichi Sankyo Co., Ltd.	256,101
354	Daikin Industries, Ltd.	72,536
834	Daito Trust Construction Co., Ltd.	84,489
756	Dentsu, Inc.	24,863
975	Disco Corp.	154,582
3,306	Don Quijote Co., Ltd.	59,209
1,252	East Japan Railway Co.	69,428
3,987	Eisai Co., Ltd.	270,215
846	Fast Retailing Co., Ltd.	216,978
1,009	Fujitsu, Ltd.	130,648
1,118	GMO Payment Gateway, Inc.	87,695
2,175	Hakuhodo DY Holdings, Inc.	22,959
989	Hamamatsu Photonics KK	48,553
3,446	Hankyu Hanshin Holdings, Inc.	113,939
714	Hikari Tsushin, Inc.	102,482
4,390	Hitachi, Ltd.	272,955
19,279	Honda Motor Co., Ltd.	584,035
769	Hoshizaki Corp.	27,609
3,432	Hoya Corp.	410,695
3,678	Iida Group Holdings Co., Ltd.	62,154
35,984	Inpex Corp.	395,337
2,175	Isuzu Motors, Ltd.	26,385
11,870	ITOCHU Corp.	471,495
8,006	Japan Airlines Co., Ltd.	173,598
5,641	Japan Post Bank Co., Ltd.	43,990
43,419	Japan Post Holdings Co., Ltd.	312,063
17,610	Japan Post Insurance Co., Ltd.	264,659
9,060	Japan Tobacco, Inc.	198,468
3,297	JFE Holdings, Inc.	47,136
5,052	Kajima Corp.	76,278
1,400	Kao Corp.	50,806
5,211	Kawasaki Kisen Kaisha Ltd.	127,774
3,371	KDDI Corp.	104,107
1,858	Keio Corp.	58,446
2,014	Keisei Electric Railway Co., Ltd.	83,479
278	Keyence Corp.	132,094
371	Kikkoman Corp.	21,187
4,431	Kintetsu Group Holdings Co., Ltd.	153,456
4,899	Kirin Holdings Co., Ltd. (b)	71,539
2,604	Kobe Bussan Co., Ltd.	67,587
683	Komatsu, Ltd.	18,474
2,794	Kose Corp.	268,586
619	Kurita Water Industries, Ltd.	23,765
38,584	Marubeni Corp.	657,626
2,712	MatsukiyoCocokara & Co.	152,336
23,096	Mazda Motor Corp.	223,204
1,805	McDonald's Holdings Co. Japan, Ltd.	70,176
7,043	MISUMI Group, Inc.	141,797
18,542	Mitsubishi Chemical Holdings Corp.	111,523
13,599	Mitsubishi Corp.	657,470
5,794	Mitsubishi Electric Corp.	81,909
362	Mitsubishi Heavy Industries, Ltd.	16,907
44,033	Mitsubishi UFJ Financial Group, Inc.	324,571
37,633	Mitsubishi UFJ Lease & Finance Co., Ltd.	223,442
15,869	Mitsui & Co., Ltd.	600,607
12,565	Mitsui OSK Lines, Ltd.	302,303
18,464	Mizuho Financial Group, Inc.	282,231
19,351	MonotaRO Co., Ltd.	247,120
1,282	MS & AD Insurance Group Holdings, Inc. (a)	45,399
560	NEC Corp.	27,167
2,612	NGK Insulators, Ltd.	31,207
2,382	Nintendo Co., Ltd.	108,591
2,706	NIPPON EXPRESS HOLDINGS, Inc.	152,641
4,500	Nippon Paint Holdings Co., Ltd.	37,242
8,227	Nippon Steel & Sumitomo Metal Corp.	172,185
337,750	Nippon Telegraph & Telephone Corp.	399,662
14,153	Nippon Yusen Kabushiki Kaisha	314,319
1,266	Nissan Chemical Industries, Ltd.	54,589
33,377	Nissan Motor Co. Ltd.	136,984
1,204	Nissin Foods Holdings Co., Ltd.	99,553
803	Nitori Holdings Co., Ltd.	90,172
23,056	Obayashi Corp.	199,396
10,704	Olympus Corp.	169,395
1,743	OMRON Corp.	107,023
3,301	Ono Pharmaceutical Co., Ltd.	59,561
1,906	Oracle Corp.	141,756
2,982	Oriental Land Co., Ltd.	116,256
7,117	ORIX Corp.	129,787
729	Otsuka Holdings Co., Ltd.	26,741
18,684	Panasonic Corp.	229,102
14,402	Persol Holdings Co., Ltd.	260,645
12,383	Recruit Holdings Co., Ltd.	395,208
2,244	Renesas Electronics Corp. (a)	42,349
34,608	Resona Holdings, Inc.	165,702
9,748	Ricoh Co., Ltd.	83,071
249	Secom Co., Ltd.	16,852
3,298	Seiko Epson Corp.	51,489
3,875	Sekisui House, Ltd.	78,273
5,745	Seven & I Holdings Co., Ltd. - Series A	248,196
2,023	Shin-Etsu Chemical Co., Ltd.	67,605
7,729	Shiseido Co., Ltd.	350,353
18,261	Shizuoka Financial Group, Inc.	131,928
7,525	SoftBank Corp.	80,407
1,941	SoftBank Group Corp.	91,537
644	Sompo Holdings, Inc.	28,896
1,109	Sony Corp.	100,110
2,925	Square Enix Holdings Co., Ltd.	136,094
15,388	Subaru Corp.	289,814
9,264	Sumitomo Corp.	196,536
10,196	Sumitomo Mitsui Financial Group, Inc.	436,995
4,317	Sumitomo Mitsui Trust Holdings, Inc.	153,148
1,266	Suntory Beverage & Food, Ltd.	45,895
763	Suzuki Motor Corp.	27,669
2,203	Sysmex Corp.	150,899
1,209	Taisei Corp.	42,240
1,551	Taiyo Nippon Sanso Corp.	33,697
9,964	Takeda Pharmaceutical Co., Ltd.	313,094
2,406	TIS, Inc.	60,283
3,809	Tobu Railway Co Ltd.	102,131
8,800	Tokio Marine Holdings, Inc.	202,871
2,516	Tokyo Electron, Ltd.	362,376
11,827	Tokyo Gas Co., Ltd.	258,037
5,174	Tokyu Corp.	62,403
1,396	Toppan Printing Co., Ltd.	30,170
6,682	Toray Industries, Inc.	37,255
15,513	Toyota Motor Corp.	249,326
3,681	Toyota Tsusho Corp.	183,962
1,795	Trend Micro, Inc.	86,890
1,418	Unicharm Corp.	52,728
14,448	Welcia Holdings Co., Ltd.	300,940
1,595	West Japan Railway Co.	66,339
2,513	Yakult Honsha Co., Ltd.	158,937
4,481	Yamaha Motor Co., Ltd.	128,821
844	Yaskawa Electric Corp.	38,911
1,935	Yokogawa Electric Corp.	35,819
14,823	ZOZO, Inc.	307,498
		22,593,505
	Jersey - 0.39%
76,720	Glencore PLC	434,995
	Luxembourg - 0.14%
751	Eurofins Scientific SE	47,724
6,848	Tenaris SA	102,440
		150,164
	Macau - 0.07%
21,135	Sands China, Ltd. (a)	72,381
	Netherlands - 4.90%
10,389	ABN AMRO Group NV	161,479
16	Adyen NV (a)	27,707
2,874	AerCap Holdings NV - ADR (a)	182,557
1,225	Airbus SE	177,113
15,970	ArcelorMittal	435,729
302	Argenx SE (a)	117,779
1,656	ASML Holding NV	1,201,147
12,207	CNH Industrial NV	176,057
2,039	Davide Campari-Milano NV	28,259
2,663	EXOR NV	237,739
518	Ferrari NV	169,359
2,591	Ferrovial SE	81,907
1,662	Heineken Holding NV	144,631
841	Heineken NV	86,486
11,801	ING Groep NV	159,097
1,835	JDE Peet's NV	54,584
16,450	Koninklijke Ahold Delhaize NV	560,832
2,637	Koninklijke Philips NV (a)	57,138
1,089	NN Group NV	40,312
4,908	OCI NV	117,886
2,174	Prosus NV	159,211
506	Qiagen NV (a)	22,745
4,762	Randstad Holding NV	251,147
17,126	Stellantis NV	301,089
2,593	STMicroelectronics NV	129,322
2,164	Universal Music Group NV	48,073
2,409	Wolters Kluwer NV	305,880
		5,435,265
	New Zealand - 0.45%
1,088	EBOS Group Ltd.	24,583
12,639	Fisher & Paykel Healthcare Corp., Ltd.	190,315
45,642	Spark New Zealand, Ltd.	142,827
1,714	Xero, Ltd. (a)	137,326
		495,051
	Norway - 0.68%
1,872	Aker BP ASA	43,920
10,682	Equinor ASA	311,048
6,408	Gjensidige Forsikring ASA	102,655
2,889	Kongsberg Gruppen ASA	131,317
11,488	Norsk Hydro ASA	68,483
9,135	Orkla ASA	65,684
886	Yara International ASA	31,304
		754,411
	Portugal - 0.50%
7,146	Galp Energia SGPS SA	83,508
17,029	Jeronimo Martins SGPS SA	469,126
		552,634
	Singapore - 1.29%
7,071	DBS Group Holdings, Ltd.	165,127
140,320	Genting Singapore Ltd.	97,842
11,790	Jardine Cycle & Carriage, Ltd.	304,017
32,790	Keppel Corp., Ltd.	163,188
18,377	Oversea-Chinese Banking Corp., Ltd.	167,175
552,950	Seatrium Ltd. (a)	51,286
30,935	Singapore Airlines, Ltd.	163,895
24,983	Singapore Exchange, Ltd.	177,909
6,822	Singapore Telecommunications Ltd.	12,635
6,132	United Overseas Bank, Ltd.	127,247
		1,430,321
	Spain - 2.59%
419	Acciona SA	71,142
8,391	ACS, Actividades de Construccion y Servicios SA	295,061
470	Amadeus IT Holdings SA - Class A	35,791
43,291	Banco Bilbao Vizcaya Argentaria SA	332,593
102,103	Banco Santander SA	378,000
24,079	CaixaBank SA	99,743
24,410	Iberdrola SA	318,766
14,978	Industria de Diseno Textil SA	580,965
1,219	Naturgy Energy Group SA	36,339
31,886	Repsol SA	463,751
63,335	Telefonica SA	257,138
		2,869,289
	Sweden - 2.33%
4,699	Alfa Laval AB	171,408
1,962	Assa Abloy AB - Series B	47,160
14,765	Atlas Copco AB - A Shares	213,161
12,769	Atlas Copco AB - B Shares	159,210
3,995	EPIROC AB	64,661
3,149	EPIROC AB	59,648
1,957	Essity AB - Class B	52,118
767	Evolution AB	97,197
30,767	Hennes & Mauritz AB - Series B	529,109
1,700	Indutrade AB	38,370
3,853	Investor AB	77,080
11,519	Nibe Industrier AB	109,527
698	Saab AB - Series B	37,787
5,542	Securitas AB - Series B	45,521
5,280	Skandinaviska Enskilda Banken AB - Class A	58,398
4,057	Svenska Handelsbanken AB - Class A	33,966
8,436	Swedbank AB - A Shares	142,367
3,749	Swedish Orphan Biovitrum AB (a)	73,275
34,143	Telefonaktiebolaget LM Ericsson - Series B	185,509
6,000	Telia Co. AB	13,163
3,961	Volvo AB	84,423
5,051	Volvo AB - Class B	104,531
46,134	Volvo Car AB - Class B (a)	183,555
		2,581,144
	Switzerland - 7.20%
2,140	ABB, Ltd.	84,189
234	Baloise Holding AG	34,420
1,557	Banque Cantonale Vaudoise	164,459
618	BKW AG	109,262
1,892	Cie Financiere Richemont SA	321,390
2,925	Coca-Cola HBC AG	87,253
153	EMS-Chemie Holding AG	115,945
382	Geberit AG	200,200
1,794	Julius Baer Group, Ltd.	113,215
1,187	Kuehne & Nagel International AG	351,621
3,774	LafargeHolcim, Ltd.	254,395
2,971	Logitech International SA	177,325
12,134	Nestle SA	1,459,618
11,069	Novartis AG	1,115,970
301	Partners Group Holding AG	283,795
529	Roche Holding AG	173,712
3,897	Roche Holdings AG - Non-Voting Shares	1,190,417
3,100	SGS SA	293,263
2,179	SIG Group AG	60,199
500	Sonova Holding AG	133,419
1,246	Straumann Holding AG	202,607
145	Swiss Life Holding AG	84,925
652	Swiss Re AG	65,697
417	The Swatch Group AG - Group I	121,928
1,427	The Swatch Group AG - Group N	78,478
12,653	UBS Group AG	256,460
487	VAT Group AG	201,722
522	Zurich Insurance Group AG	248,309
		7,984,193
	United Kingdom - 11.34%
13,090	3i Group PLC	324,462
9,079	Admiral Group PLC	240,446
1,166	Anglo American PLC	33,200
681	Ashtead Group PLC	47,214
2,198	Associated British Foods PLC	55,660
8,426	AstraZeneca PLC	1,207,906
54,377	Auto Trader Group PLC	422,212
22,094	BAE Systems PLC	260,516
117,452	Barclays PLC	229,454
30,562	Barratt Developments PLC	160,626
2,152	Berkeley Group Holdings PLC	107,277
112,519	BP PLC	655,130
10,175	British American Tobacco PLC	338,070
3,422	Bunzl PLC	130,406
13,702	Burberry Group PLC	369,729
22,995	Centrica PLC	36,257
1,124	Coca-Cola European Partners PLC - ADR (b)	72,419
10,051	Compass Group PLC	281,460
6,791	Diageo PLC	291,953
4,417	Experian PLC	169,529
21,282	GSK PLC	377,172
28,067	Hargreaves Lansdown PLC	290,950
4,111	Hikma Pharmaceuticals PLC	98,931
64,306	HSBC Holdings PLC	509,166
9,912	Imperial Brands PLC	219,397
8,800	Informa PLC	81,252
1,397	InterContinental Hotels Group PLC	96,570
114,711	J. Sainsbury PLC	392,138
185,307	JD Sports Fashion PLC	344,226
43,162	Kingfisher PLC	127,209
34,855	Legal & General Group PLC	100,916
317,039	Lloyds Banking Group PLC	175,751
234	London Stock Exchange Group PLC	24,905
43,379	NatWest Group PLC	132,588
3,997	Next PLC	350,482
4,147	Prudential PLC	58,570
1,587	Reckitt Benckiser Group PLC	119,265
10,539	RELX PLC	351,589
1,640	Rio Tinto PLC	104,222
41,925	Rolls-Royce Holdings PLC (a)	80,622
36,476	Shell PLC	1,088,143
4,774	Smith & Nephew PLC	77,021
1,936	Smiths Group PLC	40,505
2,158	SSE PLC	50,605
17,403	St. James's Place PLC	240,676
21,287	Standard Chartered PLC	185,199
89,024	Tesco PLC	280,831
29,375	The Sage Group PLC	345,066
7,857	Unilever PLC	409,148
378,738	Vodafone Group PLC	357,086
3,161	Wise Plc (a)	26,422
		12,570,549
	Total Common Stocks (Cost $80,841,786)	105,571,744

	INVESTMENT COMPANIES - 3.23%
	Canada - 0.28%
8,909	iShares MSCI Canada ETF (b)	311,726
	Japan - 2.95%
45,114	iShares MSCI EAFE ETF (b)	3,270,765
	Total Investment Companies (Cost $3,531,183)	3,582,491

	PREFERRED STOCKS - 0.46%
	Germany - 0.46%
3,083	Bayerische Motoren Werke AG - Preference Shares	351,324
934	Henkel AG & Co. KGaA - Preference Shares	74,698
578	Volkswagen AG - Preference Shares	77,725
	Total Preferred Stocks (Cost $384,521)	503,747

	REAL ESTATE INVESTMENT TRUSTS - 0.04%
	Australia - 0.04%
31,898	Vicinity Ltd.	39,283
	Total Real Estate Investment Trusts (Cost $43,378)	39,283

	SHORT TERM INVESTMENTS - 0.44%
	Money Market Funds - 0.44%
492,046	JPMorgan US Government Money Market Fund
	Effective Yield, 5.03% (c)	492,046
	Total Money Market Funds (Cost $492,046)	492,046
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 3.39%
3,760,448	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (c)	3,760,448
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,760,448)	3,760,448

	Total Investments (Cost $89,053,362) - 102.78%	113,949,759
	Liabilities in Excess of Other Assets - (2.78)%	(3,082,838)
	TOTAL NET ASSETS - 100.00%	$110,866,921

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of June 30, 2023.

Glossary of Terms
ADR	American Depositary Receipt

GuideMark World ex-US Fund
Schedule of Investments by Industry (Unaudited)
June 30, 2023

COMMON STOCKS
Aerospace & Defense	1.52%
Air Freight & Logistics	0.82%
Airlines	0.51%
Auto Components	0.23%
Automobiles	2.98%
Banks	8.75%
Beverages	1.34%
Biotechnology	0.43%
Building Products	0.92%
Capital Markets	2.30%
Chemicals	1.18%
Commercial Services & Supplies	0.52%
Communications Equipment	0.20%
Construction & Engineering	1.61%
Construction Materials	0.62%
Containers & Packaging	0.05%
Distributors	0.27%
Diversified Consumer Services	0.12%
Diversified Financial Services	1.43%
Diversified Telecommunication Services	1.45%
Electric Utilities	0.84%
Electrical Equipment	0.50%
Electronic Equipment, Instruments & Components	0.57%
Energy Equipment & Services	0.09%
Entertainment	0.38%
Food & Staples Retailing	4.96%
Food Products	2.63%
Gas Utilities	0.27%
Ground Transportation	0.38%
Health Care Equipment & Supplies	1.83%
Health Care Providers & Services	0.66%
Hotels, Restaurants & Leisure	1.96%
Household Durables	0.80%
Household Products	0.25%
Industrial Conglomerates	1.17%
Insurance	4.47%
Interactive Media & Services	0.48%
Internet & Direct Marketing Retail	0.65%
IT Services	0.64%
Leisure Products	0.24%
Life Sciences Tools & Services	0.09%
Machinery	1.86%
Marine	1.13%
Marine Transportation	0.60%
Media	0.43%
Metals & Mining	3.26%
Multiline Retail	0.88%
Multi-Utilities	0.22%
Oil, Gas & Consumable Fuels	6.52%
Paper & Forest Products	0.55%
Passenger Airlines	0.29%
Personal Products	1.34%
Pharmaceuticals	8.73%
Professional Services	2.00%
Real Estate Management & Development	0.62%
Road & Rail	0.74%
Semiconductors & Semiconductor Equipment	2.22%
Software	2.16%
Specialty Retail	1.80%
Technology Hardware, Storage & Peripherals	0.45%
Textiles, Apparel & Luxury Goods	4.06%
Tobacco	0.68%
Trading Companies & Distributors	3.04%
Transportation Infrastructure	0.05%
Wireless Telecommunication Services	0.48%
TOTAL COMMON STOCKS	95.22%

INVESTMENT COMPANIES
Exchange Traded Funds	3.23%
TOTAL INVESTMENT COMPANIES	3.23%

PREFERRED STOCKS
Automobiles	0.39%
Household Products	0.07%
TOTAL PREFERRED STOCKS	0.46%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.04%
TOTAL REAL ESTATE INVESTMENT TRUSTS	0.04%

SHORT TERM INVESTMENTS
Money Market Funds	0.44%
TOTAL SHORT TERM INVESTMENTS	0.44%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Private Investment Funds	3.39%
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	3.39%

TOTAL INVESTMENTS	102.78%
Liabilities in Excess of Other Assets	(2.78)%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.